UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/6/09
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $94,579,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      632    16100 SH       SOLE                                      16100
AGILENT TECHNOLOGIES INC       COM              00846U101     3156   113400 SH       SOLE                                     113400
ALCOA INC COM                  COM              013817101      343    26136 SH       SOLE                                      26136
AMERICAN EAGLE OUTFITTERS      COM              02553E106      811    48100 SH       SOLE                                      48100
AMGEN INC                      COM              031162100     3319    55100 SH       SOLE                                      55100
ANADARKO PETROLEUM CORP        COM              032511107      520     8282 SH       SOLE                                       8282
ASTORIA FINANCIAL CORP         COM              046265104      676    61220 SH       SOLE                                      61220
AT&T INC                       COM              00206R102     2120    78500 SH       SOLE                                      78500
BALL CORP                      COM              058498106     4015    81600 SH       SOLE                                      81600
BANK OF AMERICA CORP           COM              060505104     1077    63636 SH       SOLE                                      63636
BANK OF NEW YORK MELLON CORP   COM              064058100     2221    76600 SH       SOLE                                      76600
BECTON DICKINSON & CO          COM              075887109     1807    25900 SH       SOLE                                      25900
BIOGEN IDEC INC                COM              09062X103     2278    45100 SH       SOLE                                      45100
CHEVRON CORP                   COM              166764100     2841    40338 SH       SOLE                                      40338
CISCO SYSTEMS INC              COM              17275R102     2187    92900 SH       SOLE                                      92900
CITIGROUP INC                  COM              172967101      214    44112 SH       SOLE                                      44112
CONOCOPHILLIPS                 COM              20825C104      370     8200 SH       SOLE                                       8200
CROWN HOLDINGS INC.            COM              228368106     4768   175300 SH       SOLE                                     175300
DEAN FOODS CO                  COM              242370104     1425    80100 SH       SOLE                                      80100
DIAGEO PLC-SPON ADR            COM              25243Q205     1992    32400 SH       SOLE                                      32400
DIRECTV GROUP INC (THE)        COM              25459L106     3467   125700 SH       SOLE                                     125700
DRESSER-RAND GROUP INC         COM              261608103     2942    94700 SH       SOLE                                      94700
EBAY INC                       COM              278642103     2212    93700 SH       SOLE                                      93700
EDWARDS LIFESCIENCES CORP      COM              28176E108     1557    22270 SH       SOLE                                      22270
ENCANA CORP                    COM              292505104     1403    24361 SH       SOLE                                      24361
ENSCO INTERNATIONAL INC        COM              26874Q100      332     7800 SH       SOLE                                       7800
FRANKLIN RESOURCES INC         COM              354613101     3554    35328 SH       SOLE                                      35328
FREEPORT-MCMORAN COPPER        COM              35671D857     1509    22000 SH       SOLE                                      22000
GENERAL DYNAMICS               COM              369550108     1260    19500 SH       SOLE                                      19500
GENZYME CORP                   COM              372917104      284     5000 SH       SOLE                                       5000
HEWLETT-PACKARD CO             COM              428236103     2143    45400 SH       SOLE                                      45400
HUDSON CITY BANCORP INC        COM              443683107     2516   191300 SH       SOLE                                     191300
IBM CORPORATION                COM              459200101     2391    19991 SH       SOLE                                      19991
JPMORGAN CHASE & CO            COM              46625H100     3611    82400 SH       SOLE                                      82400
KIMBERLY-CLARK CORP            COM              494368103      950    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      250     3200 SH       SOLE                                       3200
MACY'S INC                     COM              55616P104     2065   112900 SH       SOLE                                     112900
MCDONALDS CORP                 COM              580135101      479     8400 SH       SOLE                                       8400
MICROSOFT CORP COM             COM              594918104     2214    85500 SH       SOLE                                      85500
NAVISTAR INTERNATIONAL         COM              63934E108     2066    55200 SH       SOLE                                      55200
NORTHROP GRUMMAN CORP          COM              666807102     1128    21800 SH       SOLE                                      21800
OLIN CORP                      COM              680665205      354    20300 SH       SOLE                                      20300
PRECISION CASTPARTS CORP       COM              740189105     3474    34100 SH       SOLE                                      34100
SHIRE PLC-ADR                  COM              82481R106     1956    37400 SH       SOLE                                      37400
STATE STREET CORP              COM              857477103     3140    59700 SH       SOLE                                      59700
TECK RESOURCES LTD-CLS B       COM              878742204      623    22600 SH       SOLE                                      22600
TEEKAY CORPORATION             COM              Y8564W103     2202   100700 SH       SOLE                                     100700
TEMPLE-INLAND INC              COM              879868107      483    29440 SH       SOLE                                      29440
THE SHERWIN-WILLIAMS CO        COM              824348106     1360    22600 SH       SOLE                                      22600
THE TRAVELERS COS INC          COM              89417E109     1334    27100 SH       SOLE                                      27100
TYCO INTERNATIONAL LTD         COM              G9143X208      385    11163 SH       SOLE                                      11163
US BANCORP                     COM              902973304     1401    64104 SH       SOLE                                      64104
VALSPAR CORP                   COM              920355104     2479    90100 SH       SOLE                                      90100
WELLS FARGO & CO               COM              949746101      285    10100 SH       SOLE                                      10100